Senior Notes Payable (Details) - USD ($)		1 Months Ended			12 Months Ended
	Feb. 12, 2020	Jan. 25, 2021	Jan. 23, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 01, 2021	Feb. 14, 2020
Senior Notes Payable (Details) [Line Items]
Senior notes payable					$ 880,340,000	$ 696,987,000
Net proceeds							$ 51,020,000
Repurchased face value				$ 3,443,000
Net of expenses gain				$ 1,829,000
Original issue discount					1,556,000
Accrued interest paid					30,000
Senior notes Outstanding					870,783,000	688,112,000
Unamortized debt issuance costs					$ 9,557,000	$ 8,875,000
Weighted average interest rate					6.95%	7.05%
Interest expense					$ 65,249,000	$ 50,205,000	33,393,000
Notes bear interest, rate					6.00%
Outstanding notes payable					$ 40,000
Subsequent Event [Member]
Senior Notes Payable (Details) [Line Items]
Outstanding notes payable			$ 400,000,000
Sales Agreement Prospectus [Member]
Senior Notes Payable (Details) [Line Items]
Senior notes payable					150,000,000
February 2020 Sales Agreement [Member]
Senior Notes Payable (Details) [Line Items]
Senior notes payable									$ 150,000,000
Senior Notes [Member]
Senior Notes Payable (Details) [Line Items]
Interest expense					$ 61,233,000	$ 43,823,000	$ 25,428,000
Minimum [Member]
Senior Notes Payable (Details) [Line Items]
Maturity date, description					During the year ended December 31, 2020, the Company issued $54,546 of senior notes with maturity dates ranging from May 2023 to December 2027 pursuant to At the Market Issuance Sales Agreements with B. Riley Securities, Inc., which governs the program of at-the-market sales of the Company’s senior notes.
Senior Notes [Member] | Market Issuance Sales Agreements [Member] | B. Riley FBR, Inc. [Member]
Senior Notes Payable (Details) [Line Items]
Senior notes payable					$ 54,546,000
6.375% 2025 Notes [Member]
Senior Notes Payable (Details) [Line Items]
Senior notes payable	$ 132,250,000
Interest rate	6.375%
Net proceeds	$ 129,213,000	$ 225,746,000
Underwriting commissions, fees and other issuance costs	$ 3,037,000	4,254,000
6.0% 2028 Notes [Member] | Subsequent Event [Member]
Senior Notes Payable (Details) [Line Items]
Senior notes payable		$ 230,000,000
Interest rate		6.00%
7.50% 2027 Notes [Member]
Senior Notes Payable (Details) [Line Items]
Accrued interest paid					1,600,000
7.50% 2027 Notes [Member] | Subsequent Event [Member]
Senior Notes Payable (Details) [Line Items]
Senior notes payable								$ 128,156,000
Senior Notes and Common Stock [Member] | December 2019 Sales Agreement [Member] | B. Riley FBR, Inc. [Member]
Senior Notes Payable (Details) [Line Items]
Outstanding notes payable					$ 132,697,000